Employees' Stock Incentive Plans (Unvested Stock Options) (Details) (USD $)	1 Months Ended	12 Months Ended		11 Months Ended	12 Months Ended
	Jun. 07, 2013	Apr. 28, 2013	Apr. 29, 2012	Dec. 29, 2013	Dec. 28, 2014
Predecessor [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Unvested options at beginning of period, number of options	4,000,000	4,000,000
Options granted, number of options		2,000,000	2,000,000
Options vested, number of options	(4,000,000)	(2,000,000)
Options forfeited, number of options		0
Unvested options at end of period, number of options	0	4,000,000	4,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Unvested options, weighted grant date fair value, beginning balance (in dollars per share)	$ 5.59	$ 5.43
Options granted, weighted grant date fair value (in dollars per share)		$ 5.79
Options vested, weighted grant date fair value (in dollars per share)	$ 5.59	$ 5.39
Options forfeited, weighted average grant date fair value (in dollars per share)		$ 5.61
Unvested options, weighted grant date fair value, ending balance (in dollars per share)	$ 0.00	$ 5.59	$ 5.43
Successor [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Unvested options at beginning of period, number of options					14,000,000
Options granted, number of options				14,000,000	9,000,000
Options vested, number of options					0
Options forfeited, number of options					(4,000,000)
Unvested options at end of period, number of options	0			14,000,000	19,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Unvested options, weighted grant date fair value, beginning balance (in dollars per share)					$ 2.43
Options granted, weighted grant date fair value (in dollars per share)				$ 2.43	$ 2.45
Options vested, weighted grant date fair value (in dollars per share)					$ 0.00
Options forfeited, weighted average grant date fair value (in dollars per share)					$ 2.43
Unvested options, weighted grant date fair value, ending balance (in dollars per share)	$ 0.00			$ 2.43	$ 2.44